Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 543	$ 587	$ 629
Investment property completed [member] | Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 7,686	$ 8,354